INCOME TAXES - Summary of Deferred Tax Asset Not Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Entity Location [Line Items]
Deductible temporary differences	$ 40,353	$ 56,987
Tax losses	338,438	306,493
Total unrecognized deferred tax assets	378,791	363,480
Canada
Entity Location [Line Items]
Deductible temporary differences	8,844	12,755
Tax losses	50,718	48,411
Total unrecognized deferred tax assets	59,562	61,166
U.S.
Entity Location [Line Items]
Tax losses	175	311
Total unrecognized deferred tax assets	175	311
Ghana
Entity Location [Line Items]
Deductible temporary differences	31,509	44,232
Tax losses	287,545	257,771
Total unrecognized deferred tax assets	$ 319,054	$ 302,003